Fees Summary	Apr. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,921,000
Previously Paid Amount	0.00
Total Fee Amount	955.79
Total Offset Amount	0.00
Net Fee	955.79
Narrative - Max Aggregate Offering Price	$ 6,921,000
Final Prospectus	true